Research and Development Expenses - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Research and Development Expenses
Research and development expenses	$ 71,990	$ 95,256
Collaborative arrangements
Research and Development Expenses
Research and development expenses	$ 3,200	$ 4,100